Employee benefits (Details Textual) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Detailed Information About Employee Benefit Plans [Line Items]
Employee benefits expense	₨ 38,858	₨ 36,299	₨ 33,802
Gratuity Benefits Of Parent [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities incurred		26
Increase in liabilities on acquisition of employees relating to business acquisition		70
Transfer of liabilities on restructuring of services		44
Transfer of plan assets on account of transfer for employees	(4)
Wockhardt Limited [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities incurred		25
Increase in liabilities on acquisition of employees relating to business acquisition		70
Transfer of liabilities on restructuring of services	(4)	45
Provident Fund Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans	₨ 1,013	906	812
Contributions to Plan By Plan Participants Defined Contributions Plan (Percentage)	12.00%
Superannuation Benefits [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Post-employment benefit expense, defined contribution plans	₨ 83	84	82
US 401kretirement savings Plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions	131	139	177
UK social securiy plan [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Social security contributions	166	143	₨ 135
Compensated Absences [Member]
Detailed Information About Employee Benefit Plans [Line Items]
Liabilities Defined Contribution Plan	₨ 1,061	₨ 1,130